Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.	32,369	$ 10,566,860
		$ 10,566,860
Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	295,567	$ 30,803,993
		$ 30,803,993
Banks — 10.1%
Bank of America Corp.	927,510	$ 57,459,245
Huntington Bancshares, Inc.(1)	756,161	12,884,983
JPMorgan Chase & Co.	307,500	108,175,425
Wells Fargo & Co.	582,009	50,314,678
		$ 228,834,331
Beverages — 1.1%
Coca-Cola Co.(1)	292,086	$ 25,583,813
		$ 25,583,813
Biotechnology — 2.7%
AbbVie, Inc.	148,725	$ 37,321,052
Gilead Sciences, Inc.	184,335	24,002,260
		$ 61,323,312
Broadline Retail — 4.5%
Amazon.com, Inc.(1)(2)	316,231	$ 85,882,015
eBay, Inc.(1)	147,274	16,790,709
		$ 102,672,724
Building Products — 1.9%
Johnson Controls International PLC	289,996	$ 42,530,813
		$ 42,530,813
Capital Markets — 2.3%
Charles Schwab Corp.	499,888	$ 52,608,213
		$ 52,608,213
Chemicals — 1.6%
Linde PLC	74,698	$ 35,734,029
		$ 35,734,029
Security	Shares	Value
Communications Equipment — 3.0%
Cisco Systems, Inc.(1)	589,893	$ 68,421,689
		$ 68,421,689
Consumer Staples Distribution & Retail — 1.3%
U.S. Foods Holding Corp.(1)(2)	305,122	$ 30,692,222
		$ 30,692,222
Containers & Packaging — 2.2%
Avery Dennison Corp.(1)	86,963	$ 14,760,230
Ball Corp.(1)	533,170	34,602,733
		$ 49,362,963
Electric Utilities — 3.8%
Duke Energy Corp.	142,379	$ 17,858,598
Entergy Corp.(1)	239,011	25,722,364
NextEra Energy, Inc.(1)	238,159	20,700,780
NRG Energy, Inc.	162,807	21,863,352
		$ 86,145,094
Electrical Equipment — 1.6%
Emerson Electric Co.(1)	242,327	$ 36,305,431
		$ 36,305,431
Electronic Equipment, Instruments & Components — 0.8%
Zebra Technologies Corp., Class A(2)	66,043	$ 19,404,754
		$ 19,404,754
Entertainment — 1.7%
Walt Disney Co.	411,518	$ 39,583,916
		$ 39,583,916
Financial Services — 0.7%
Rocket Cos., Inc., Class A(1)(2)	1,161,855	$ 14,987,930
		$ 14,987,930
Food Products — 2.2%
Hershey Co.	153,697	$ 26,904,660
J.M. Smucker Co.	200,550	23,917,593
		$ 50,822,253
Ground Transportation — 2.1%
CSX Corp.	942,059	$ 47,479,774
		$ 47,479,774

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	287,313	$ 30,368,984
		$ 30,368,984
Hotels, Restaurants & Leisure — 1.3%
McDonald's Corp.	106,084	$ 28,710,574
		$ 28,710,574
Household Products — 0.7%
Kimberly-Clark Corp.(1)	141,019	$ 15,414,787
		$ 15,414,787
Industrial Conglomerates — 2.7%
3M Co.(1)	342,655	$ 60,403,223
		$ 60,403,223
Industrial REITs — 1.3%
First Industrial Realty Trust, Inc.	444,970	$ 29,296,825
		$ 29,296,825
Insurance — 6.7%
American International Group, Inc.	575,575	$ 45,228,684
Arch Capital Group Ltd.(2)	193,119	19,414,253
MetLife, Inc.	383,118	36,829,133
Reinsurance Group of America, Inc.	218,694	51,797,674
		$ 153,269,744
Interactive Media & Services — 3.0%
Alphabet, Inc., Class C(1)(3)	191,572	$ 68,324,154
		$ 68,324,154
Life Sciences Tools & Services — 1.7%
Mettler-Toledo International, Inc.(1)(2)	27,795	$ 39,366,058
		$ 39,366,058
Machinery — 2.7%
Ingersoll Rand, Inc.	289,073	$ 24,102,907
Westinghouse Air Brake Technologies Corp.(1)	130,547	37,970,900
		$ 62,073,807
Metals & Mining — 1.9%
Alcoa Corp.	207,724	$ 9,401,588
Steel Dynamics, Inc.	135,447	34,032,413
		$ 43,434,001
Security	Shares	Value
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.(1)	318,299	$ 13,381,290
		$ 13,381,290
Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.(1)	193,449	$ 38,076,567
ConocoPhillips(1)	222,260	26,777,885
Diamondback Energy, Inc.	125,527	25,475,705
EOG Resources, Inc.	130,124	19,348,137
ExxonMobil Holdings Corp.(1)	94,931	14,756,074
Occidental Petroleum Corp.	292,054	16,667,522
Phillips 66	123,388	26,118,772
Williams Cos., Inc.	349,524	25,004,947
		$ 192,225,609
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	671,353	$ 43,846,064
Merck & Co., Inc.	357,323	46,523,455
		$ 90,369,519
Semiconductors & Semiconductor Equipment — 9.3%
Advanced Micro Devices, Inc.(1)(2)	78,252	$ 37,259,690
Intel Corp.(1)(2)	432,718	39,031,164
Micron Technology, Inc.	164,342	135,258,396
		$ 211,549,250
Software — 0.9%
Microsoft Corp.(3)	44,879	$ 20,856,169
		$ 20,856,169
Specialty Retail — 1.3%
Ross Stores, Inc.	117,713	$ 29,554,203
		$ 29,554,203
Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.(3)	253,854	$ 78,418,039
Hewlett Packard Enterprise Co.	511,204	24,486,672
		$ 102,904,711
Total Common Stocks (identified cost $1,414,188,695)		$2,225,367,022

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 18.8%

Security	Principal Amount* (000's omitted)	Value
Banks — 11.4%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(4)(5)	5,600	$ 5,597,348
9.375% to 3/19/29(4)(5)	4,400	4,771,021
Banco de Credito e Inversiones SA, 8.75% to 5/8/29(4)(5)(6)	3,020	3,185,073
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	4,421	4,389,036
7.625% to 1/10/28(4)(5)(6)	2,101	2,104,954
8.375% to 10/14/30(4)(5)(6)	2,300	2,378,787
8.375% to 5/20/31(4)(5)(6)	1,850	1,880,063
Banco Santander SA, 9.625% to 5/21/33(4)(5)	10,800	12,607,099
Bank of America Corp., Series OO, 6.625% to 5/1/30(4)(5)	5,050	5,158,469
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	12,962	13,452,249
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(5)	13,805	14,488,265
Barclays PLC, 8.00% to 3/15/29(4)(5)	7,020	7,389,694
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(5)(6)	1,800	1,930,352
BNP Paribas SA:
4.625% to 2/25/31(4)(5)(6)	2,362	2,159,867
7.75% to 8/16/29(4)(5)(6)	4,890	5,104,334
8.00% to 8/22/31(4)(5)(6)	3,400	3,608,910
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(5)	9,445	9,570,685
Citigroup, Inc.:
6.625% to 2/15/31(4)(5)	4,865	4,890,318
6.875% to 8/15/30(4)(5)	2,425	2,450,036
6.95% to 2/15/30(4)(5)	7,370	7,440,221
CoBank ACB, 7.25% to 7/1/29(4)(5)	4,720	4,762,685
Farm Credit Bank of Texas, 7.75% to 6/15/29(4)(5)	5,268	5,469,754
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	8,975	8,386,318
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	7,374	7,346,100
ING Groep NV, 7.25% to 11/16/34(4)(5)(7)	9,025	9,382,285
KeyCorp, Series D, 5.00% to 9/15/26(4)(5)	3,000	2,992,148
NatWest Group PLC, 8.125% to 11/10/33(4)(5)	6,749	7,347,960
Nordea Bank Abp, 6.75% to 11/10/33(4)(5)(6)	6,575	6,558,181
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(4)(5)	5,000	5,011,054
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(5)	2,450	2,380,123
7.50% to 5/2/29, 5/2/84(5)	9,140	9,445,038
Security	Principal Amount* (000's omitted)	Value
Banks (continued)
Societe Generale SA:
5.375% to 11/18/30(4)(5)(6)	11,123	$ 10,589,462
8.50% to 3/25/34(4)(5)(6)	2,180	2,367,061
Standard Chartered PLC, 4.75% to 1/14/31(4)(5)(6)	4,440	4,145,260
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	4,700	4,828,785
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	7,340	7,325,775
Svenska Handelsbanken AB, 4.75% to 3/1/31(4)(5)(7)	2,400	2,269,027
Swedbank AB, 7.75% to 3/17/30(4)(5)(7)	9,200	9,651,260
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	15,035	15,501,250
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	5,618	5,573,236
UBS Group AG:
4.375% to 2/10/31(4)(5)(6)	1,499	1,367,795
6.85% to 9/10/29(4)(5)(6)	3,150	3,214,455
9.25% to 11/13/33(4)(5)(6)	4,480	5,136,862
Wells Fargo & Co., 6.85% to 9/15/29(4)(5)	4,095	4,218,124
		$ 259,826,779
Capital Markets — 0.6%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(4)(5)	13,900	$ 12,845,773
		$ 12,845,773
Construction Materials — 0.2%
Cemex SAB de CV, 7.20% to 6/10/30(4)(5)(6)	4,493	$ 4,642,392
		$ 4,642,392
Diversified Financial Services — 1.2%
American AgCredit Corp., Series A, 8.746% to 9/15/26(4)(5)(6)	12,855	$ 12,853,329
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(5)	2,425	2,349,512
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	2,007	1,999,278
Series W, 7.50% to 2/10/29(4)(5)	4,975	5,160,155
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(5)	2,500	2,625,842
Marex U.K. Holdings Ltd., 7.70% to 6/9/32(4)(5)(7)	2,450	2,446,399
Unifin Financiera SAB de CV:
7.375%, 2/12/26(6)(8)(9)	2,410	0
7.375%, 2/12/26(6)(8)(9)	2,410	0
		$ 27,434,515

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electric Utilities — 1.1%
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(5)		2,375	$ 2,333,828
Dominion Energy, Inc.:
6.00% to 11/15/30, 2/15/56(5)		1,750	1,733,328
Series C, 4.35% to 1/15/27(4)(5)		1,933	1,924,247
Duke Energy Corp., 6.45% to 6/1/34, 9/1/54(5)		4,770	4,887,876
NextEra Energy Capital Holdings, Inc.:
4.75% to 11/26/35, 2/26/56(5)	EUR	2,075	2,319,471
6.375% to 5/15/30, 8/15/55(5)		2,420	2,431,195
Series CC, 6.625% to 7/4/46, 10/1/66(5)		2,725	2,655,354
Sempra, 4.125% to 1/1/27, 4/1/52(5)		3,475	3,450,226
Xcel Energy, Inc., 5.75% to 9/3/31, 12/3/56(5)		2,360	2,315,635
			$ 24,051,160
Food Products — 0.5%
Land O' Lakes, Inc., 8.00%(4)(6)		11,397	$ 11,397,000
			$ 11,397,000
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)		5,554	$ 5,505,051
			$ 5,505,051
Insurance — 2.0%
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(5)		2,780	$ 2,676,582
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(5)		3,826	3,607,757
Corebridge Financial, Inc., 6.875% to 12/1/30(4)(5)		1,795	1,842,530
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(5)		4,584	4,657,161
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(5)(6)		9,313	9,327,640
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(5)(6)		14,636	14,539,265
Lincoln National Corp., 6.80% to 4/15/36, 7/15/56(5)		5,010	4,954,557
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(5)(6)		4,450	4,587,532
			$ 46,193,024
Pipelines — 0.8%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)		11,320	$ 11,916,236
Security	Principal Amount* (000's omitted)	Value
Pipelines (continued)
TransCanada PipeLines Ltd., 6.125% to 7/17/31, 10/17/56(5)	7,150	$ 7,148,312
		$ 19,064,548
Telecommunications — 0.7%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(5)	6,875	$ 6,937,136
TELUS Corp., 6.375% to 3/9/31, 6/9/56(5)	9,740	9,621,172
		$ 16,558,308
Total Corporate Bonds (identified cost $422,592,570)		$ 427,518,550

Preferred Stocks — 1.7%

Security	Shares	Value
Banks — 0.2%
Citigroup, Inc., Series II, 6.25%(2)	100,000	$ 2,457,000
Citizens Financial Group, Inc., Series H, 7.375%	32,614	842,093
KeyCorp, Series H, 6.20% to 12/15/27(5)	61,150	1,551,376
		$ 4,850,469
Capital Markets — 0.2%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 4,713,431
		$ 4,713,431
Consumer Finance — 0.1%
Synchrony Financial, Series B, 8.25% to 5/15/29(5)	55,955	$ 1,450,354
		$ 1,450,354
Electric Utilities — 0.4%
Brookfield BRP Holdings Canada, Inc.:
4.625%	247,187	$ 3,732,524
7.25%	193,316	4,765,239
		$ 8,497,763
Insurance — 0.5%
American National Group, Inc., 7.375%	181,500	$ 4,319,700
Aspen Insurance Holdings Ltd., 7.00%	307,244	7,306,262
		$ 11,625,962

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 6.25%	300,596	$ 6,931,744
		$ 6,931,744
Total Preferred Stocks (identified cost $42,994,777)		$ 38,069,723

Miscellaneous — 0.0%

Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(2)(8)	$2,474,373	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(10)	24,151,346	$ 24,151,346
Total Short-Term Investments (identified cost $24,151,346)		$ 24,151,346
Total Investments — 119.4%(11) (identified cost $1,903,927,388)		$2,715,106,641
Other Assets, Less Liabilities — (19.4)%		$ (441,989,537)
Net Assets — 100.0%		$2,273,117,104

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)
All or a portion of this security was on loan at July 31, 2026 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2026 was $369,352,036 and the total market value of the collateral received by the Fund was $370,177,452, comprised of cash.

(2)	Non-income producing security.
(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $117,467,610 or 5.2% of the Fund's net assets.

(7)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $23,748,971 or 1.0% of the Fund's net assets.

(8)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(9)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,362,939	EUR	2,033,790	JPMorgan Chase Bank, N.A.	9/16/26	$13,684	$ —
						$13,684	$—

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini PHLX Semiconductor Sector Index	(140)	Short	9/18/26	$(39,802,000)	$9,843,659
					$9,843,659

Abbreviations:
OTC	– Over-the-counter
REITs	– Real Estate Investment Trusts
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended July 31, 2026, the Fund engaged in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Equity Price Risk: During the fiscal year to date ended July 31, 2026, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At July 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $24,151,346, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,328,365	$490,831,488	$(478,008,507)	$ —	$ —	$24,151,346	$597,886	24,151,346

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$2,225,367,022 **	$ —	$ —	$2,225,367,022
Corporate Bonds	—	427,518,550	0	427,518,550
Preferred Stocks:
Communication Services	6,931,744	—	—	6,931,744
Financials	22,640,216	—	—	22,640,216
Utilities	8,497,763	—	—	8,497,763
Total Preferred Stocks	$38,069,723	$ —	$ —	$38,069,723
Miscellaneous	$ —	$ —	$0	$0
Short-Term Investments	24,151,346	—	—	24,151,346
Total Investments	$2,287,588,091	$427,518,550	$0	$2,715,106,641
Forward Foreign Currency Exchange Contracts	$ —	$13,684	$ —	$13,684
Futures Contracts	9,843,659	—	—	9,843,659
Total	$2,297,431,750	$427,532,234	$0	$2,724,963,984

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
Investment Valuation - Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Futures Contracts – Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.